Financial Instruments and Financial Risk Management - Summary of Categories of Financial Instruments (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	$ 194,794,000	$ 93,670,000
Cash and cash equivalents	322,429,000	1,044,786,000	$ 384,002,000	$ 150,032,000
Non-current other receivables	12,388,000	10,458,000
Derivative financial assets	3,024,000	691,000
Foreign currency forwards - held at FVTPL	62,386,000
Derivative financial liabilities	5,601,000
Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Foreign currency forwards - held at FVTPL	62,386,000
Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Trade payables	180,270,000	96,176,000
Other payables	11,062,000	350,000
Total financial liabilities	191,332,000	96,526,000
Foreign Currency Forwards
Disclosure Of Financial Instruments [Line Items]
Foreign currency forwards - held at FVTPL	587,000	255,000
Foreign currency forwards - held as cash flow hedges	2,437,000	436,000
Foreign currency forwards - held at FVTPL	255,000
Foreign currency forwards - held as cash flow hedges	5,346,000
Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	154,813,000	48,285,000
Cash and cash equivalents	322,429,000	1,044,786,000
Non-current other receivables	12,388,000	10,458,000
Total financial assets	$ 489,630,000	$ 1,103,529,000